Capitalized Software and Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software and Intangible Assets, Net	CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET
Capitalized software and intangible assets, net consists of the following:

	December 31,
	2022	2021
Capitalized software	$2,591	$1,254
Domain name	16	16
	2,607	1,270
Less: accumulated amortization	(760)	(214)
Capitalized software and intangible assets, net	$1,847	$1,056
Total amortization expense for capitalized software and intangible assets was $545 and $184 for the years ended December 31, 2022 and 2021, respectively.
The following table summarizes estimated future amortization expense of capitalized software and intangible assets, net for the years ending December 31:

2023	$708
2024	560
2025	165
Thereafter	—
$1,433
As of December 31, 2022, $398 of capitalized software was not yet placed into service.